LIABILITIES FROM FINANCING ACTIVITIES (Details) - COP ($) $ in Millions		6 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year		$ 31,366,681		$ 40,041,882
Cash flows		(4,540,830)		(935,828)
Foreign currency translation adjustment		2,011,479		(4,536,465)
Interests accrued		1,358,520		1,604,537
Other movements		718		786
Balance, end of year		30,196,568		36,174,912
Interest paid		7,671,462		7,554,719
Repurchase agreements and other similar secured borrowing
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year		470,295		189,052
Cash flows		110,501		342,104
Foreign currency translation adjustment		14,187		(1,047)
Balance, end of year		594,983		530,109
Borrowings from other financial institutions
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year		15,648,606		19,692,638
Cash flows		(4,548,843)		(442,039)
Foreign currency translation adjustment		1,103,927		(2,618,815)
Interests accrued		734,351		813,515
Other movements		718		786
Balance, end of year		12,938,759		17,446,085
Interest paid		807,150		826,758
Debt securities in issue
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year		14,663,576	[1]	19,575,988	[2]
Cash flows		(44,786)	[1]	(778,191)	[2]
Foreign currency translation adjustment		893,365	[1]	(1,916,603)	[2]
Interests accrued		595,519	[1]	762,372	[2]
Balance, end of year		16,107,674	[1]	17,643,566	[2]
Interest paid		564,979		719,411
Preferred shares
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	[3]	584,204		584,204
Cash flows	[3]	(57,702)		(57,702)
Interests accrued	[3]	28,650		28,650
Balance, end of year	[3]	555,152		555,152
Fixed minimum dividends paid		$ 57,702		$ 57,702

[1]	The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 807,150 and COP 564,979, respectively, which are classified as cash flows from operating activities in the Condensed Consolidated Interim Statement of Cash Flow.
[2]	The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 826,758 and COP 719,411, respectively, which are classified as cash flows from operating activities in the Condensed Consolidated Interim Statement of Cash Flow.
[3]	The cash flow amounting to COP 57,702 corresponds to the fixed minimum dividend paid to the preferred shares’ holders and is included in the line “dividends paid” of the Condensed Consolidated Interim Statement of Cash Flow, which includes the dividends paid during the year to both preferred and common shares holders.